Right to Use Assets and Liabilities - Operating Leases (Details) - Lessee, Operating Lease, Disclosure - USD ($)	Nov. 30, 2020	May 31, 2020	Jun. 01, 2019	May 31, 2019
Lessee, Operating Lease, Disclosure [Abstract]
Right to use assets	$ 1,227,702	$ 1,403,429	$ 2,703,821	$ 0
Amount amortized	$ (1,476,119)	$ (1,300,392)